Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	8 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A [Member]
Numerator:
Allocation of net income (loss)	$ 5,235,452	$ (19,026,658)
Denominator:
Basic and diluted weighted average common stock outstanding	55,200,000	40,418,410
Basic and diluted net income (loss) per common stock	$ 0.09	$ (0.47)
Class B [Member]
Numerator:
Allocation of net income (loss)	$ 1,308,863	$ (6,269,343)
Denominator:
Basic and diluted weighted average common stock outstanding	13,800,000	13,317,992
Basic and diluted net income (loss) per common stock	$ 0.09	$ (0.47)